Employee benefits (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Profit sharing program expense	$ 557	$ 499	$ 474
Other expenses	$ 83	80	$ 71
Percentage of reasonably possible increase in actuarial assumption	1.00%
Estimate of contributions	$ 59
Portfolio Of Vale Stock [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Plan assets, at fair value	32	47
Brazilian Federal Government Securities [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Plan assets, at fair value	4,793	4,214
Canadian Government Securities [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Plan assets, at fair value	592	$ 454
Pension Plan [Member]
IfrsStatementLineItems [Line Items]
Pension plan obligations	836
Other expenses	$ 5